Related Party Transactions (Details) - Schedule of remuneration paid to related parties - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Remuneration Paid To Related Parties Abstract
Salaries and benefits	$ 7,274	$ 1,515